INITIAL PUBLIC OFFERING	2 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Initial Public Offering Disclosure [Abstract]
INITIAL PUBLIC OFFERING

Note 3 — Proposed Public Offering

Pursuant to the Proposed Public Offering, the Company will offer for sale up to 72,000,000 Units (or 82,800,000 Units if the underwriters’ over-allotment option is exercised in full) at a purchase price of $10.00 per Unit. Each Unit will consist of one Class A ordinary share and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 7).

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 82,800,000 Units, which includes the full exercise by the underwriter of its option to purchase an additional 10,800,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 7).